Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (16,316,322)	$ (11,192,551)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Depreciation and amortization	1,387,003	2,928,124
Recovery of (provision for) credit losses	(1,427,183)	3,773,492
Share based compensation	4,040,000	3,654,999
Loss from disposal of property and equipment	59
Deferred tax benefit	(1,693,253)	(144,541)
Change in fair value of convertible notes		(1,048,271)
Settlement loss on disposition of assets		318,129
Accrued interest for liabilities	181,559	192,471
Loss from disposition of a subsidiary		113,361
Impairment charges	12,012,569
Loss from long term investment	4,853
Amortization of right-of-use assets-operating lease	123,813	185,657
Changes in assets and liabilities:
Notes receivable		27,720
Accounts receivable	2,392,961	(357,380)
Prepayments, deposits and other assets	(115,600)	25,289
Accounts payable	(1,888,287)	8,762
Accrued expenses and other current liabilities	(292,571)	1,110,024
Taxes payable	(121,077)	(7,406)
Deferred revenue	(15,011)	(519,449)
Operating lease liabilities	(144,040)	(164,221)
NET CASH USED IN OPERATING ACTIVITIES	(1,870,527)	(1,095,791)
CASH FLOWS FROM INVESTING ACTIVITIES:
Repayment from (loans to) third parties	53,107	(94,494)
Purchases of property and equipment	(26,302)	(605,746)
Purchases of intangible assets	(307,686)	(396,847)
Repayment from (loans to) related parties	274,969	(245,472)
Net cash arising from business combination		47,240
Payment for long-term investment	(48,259)
NET CASH USED IN INVESTING ACTIVITIES	(54,171)	(1,295,319)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	1,103,053	2,079,002
Repayments of short-term bank loans	(1,792,461)	(3,187,803)
Proceeds from private placement and market offering	8,591,203	601,639
(Repayment of) proceeds from convertible notes	(533,333)	1,419,589
Proceeds from related parties	7,173	8,182
(Repayment to) loan from third party	(6,641,906)	10,193
Payment of deferred financing costs	(480,000)
NET CASH PROVIDE BY FINANCING ACTIVITIES	253,729	930,802
EFFECT OF EXCHANGE RATE CHANGES	55,620	(102,431)
NET DECREASE IN CASH, CASH EQUIVALENT AND RESTRICTED CASH	(1,615,349)	(1,562,739)
CASH, CASH EQUIVALENT AND RESTRICTED CASH - beginning of period	4,264,560	4,715,500
CASH, CASH EQUIVALENT AND RESTRICTED CASH - end of period	2,649,211	3,152,761
Cash paid for:
Interest	139,221	152,140
Income taxes	2,621	(271)
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Right of use assets obtained in exchange of lease liabilities	436,685	293,269
Prepayments, deposits and other assets as consideration for acquisition		13,854,016
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalent	2,649,211	1,468,511
Restricted cash		1,684,250
Total cash, cash equivalent and restricted cash	$ 2,649,211	$ 3,152,761